Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Abstract]
Investments in listed and unlisted equity securities	95.00%	95.00%
Temporary cash investments	3.00%	4.00%
Mutual funds	1.00%	1.00%
Debt and fixed income securities	1.00%
Net investments	100.00%	100.00%